PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Prepaid Expenses
PREPAID EXPENSES

NOTE 5 — PREPAID EXPENSES

The prepaid expenses as of March 31, 2025 and September 30, 2024 were as follows:

	March 31, 2025	September 30, 2024
Software license	$1,134	$8,000
Prepaid rents	-	2,000
SEC filing fees	3,440	4,728
Other	5,850	4,558
Total	$10,424	$19,286

NOTE 5 — PREPAID EXPENSES

The prepaid expenses for the years ended September 30, 2024 and 2023 were as follows:

	September 30, 2024	September 30, 2023
Software license	$8,000	$8,000
Insurance	-	3,410
Prepaid rents	2,000	-
SEC filing fees	4,728	-
Other	4,558	1,350
Total	$19,286	$12,760